Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Debt securities	$ 24	$ 325
Fund investments	37	35
Marketable securities	61	360
Commodities	110	104
Time deposits with original maturity more than 90 days	61	2,087
Derivative financial instruments	102	130
Accrued interest on debt securities and time deposits		12
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 334	$ 2,693